Group Income Statement - (Unaudited) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Revenue	[1]	£ 12,271	£ 12,170	£ 25,877
Raw materials and consumables used		(2,182)	(2,211)	(4,599)
Changes in inventories of finished goods and work in progress		183	148	162
Employee benefit costs		(1,306)	(1,475)	(3,221)
Depreciation, amortisation and impairment costs		(533)	(521)	(1,512)
Other operating income		42	29	163
Loss on reclassification from amortised cost to fair value		(1)		(3)
Other operating expenses		(3,377)	(3,760)	(7,851)
Profit from operations		5,097	4,380	9,016
Net finance costs		(786)	(773)	(1,602)
Finance income		36	33	210
Finance costs		(822)	(806)	(1,812)
Share of post-tax results of associates and joint ventures		281	258	498
Profit before taxation		4,592	3,865	7,912
Taxation on ordinary activities		(1,054)	(971)	(2,063)
Profit for the period		3,538	2,894	5,849
Attributable to:
Owners of the parent		3,457	2,814	5,704
Non-controlling interests		81	80	145
Profit for the period		£ 3,538	£ 2,894	£ 5,849
Earnings per share
Basic		£ 1.512	£ 1.232	£ 2.497
Diluted		£ 1.507	£ 1.228	£ 2.490

[1]	Revenue is net of duty, excise and other taxes of £18,415 million and £18,607 million for the six-months ended 30 June 2020 and 2019 respectively, and £39,826 million for the year ended 31 December 2019.